Leases - Schedule of Lease Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Lease assets	$ 3,001	$ 1,394	$ 1,458
Operating segments | North America
Disclosure of operating segments [line items]
Lease assets	370	257
Operating segments | North Sea
Disclosure of operating segments [line items]
Lease assets	32	25
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Lease assets	35	93
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Lease assets	2,457	932
Head Office
Disclosure of operating segments [line items]
Lease assets	$ 107	$ 87